ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Disclosure of accrued expenses and other liabilities [text block]
21.	ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Deposits received from distributors	17,200	18,600
VAT payables	-	1,054
Accrued salary	3,804	5,493
Accrued rent, electricity and water	3,641	4,848
Accrued other taxes	1,728	2,303
Others	3,346	5,342
	29,719	37,640

Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Renminbi	29,696	34,790
US dollars	23	2,850
	29,719	37,640

Deposits received represent deposits from the Company’s distributors. The Company usually requests a deposit from RMB400,000 to RMB1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value